Sensitivity analysis (Tables)	12 Months Ended
Dec. 31, 2019
Sensitivity analysis
Schedule of sensitivity analysis

					Impacts on income statement								Impacts on statement of comprehensive income
					Scenario I				Scenarios II and III				Scenario I	Scenarios II and III
Risk factor	Cash and cash equivalents and financial investments	Loans and financing	Principal of derivative financial instruments	Unit	Quotation at December 31, 2019	Changes from 2019		Results of scenario I	-25%	-50%	+25%	+50%	Results of scenario I	-25%	-50%	+25%	+50%
Foreign exchange rates
BRL	76,038	119,095	—	BRL	4.0307	2.06%		—	—	—	—	—	887	10,764	21,259	(10,764)	(21,529)
EUR	179	—	—	EUR	1.1240	(0.36)%		(1)	(45)	(90)	45	90	—	—	—	—	—
PEN	34,563	—	—	PEN	3.3253	0.74%		257	(8,641)	(17,281)	8,641	17,281	—	—	—	—	—

Interest rates
BRL - CDI	75,722	19,989	1,242,791	BRL	4.40%	(16)	bps	14	1,034	2,241	(883)	(1,637)	—	—	—	—	—
USD - LIBOR	—	90,000	717,071	USD	1.91%	2	bps	(17)	388	809	(358)	(689)	—	1	2	(1)	(2)
US Dollar coupon	—	—	271,430	USD	2.41%	(19)	bps	(31)	(159)	(323)	156	310	—	—	—	—	—

Price - commodities
Zinc	—	—	273,472	TON	2,293	4.67%		(5,482)	29,368	58,736	(29,368)	(58,736)	545	(2,917)	(5,835)	2,917	5,835